Derivatives and Hedging Activities - Additional Information (Detail) (Foreign Currency Contracts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Notional value	$ 254
Minimum
Derivatives, Fair Value [Line Items]
Maturities ranging	1 month
Maximum
Derivatives, Fair Value [Line Items]
Maturities ranging	7 months